Stockholders' Equity - Schedule of Common Stock Reserved for Future Issuance (Details) - shares	Mar. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock reserved for future issuance	10,248,025	6,577,312
Shares available for grant under stock option plans
Class of Stock [Line Items]
Common stock reserved for future issuance	4,262,364	1,646,518
Options issued and outstanding under stock option plans
Class of Stock [Line Items]
Common stock reserved for future issuance	3,560,541	2,594,597
Unvested restricted stock units
Class of Stock [Line Items]
Common stock reserved for future issuance		313,976
Vested restricted stock units not yet settled
Class of Stock [Line Items]
Common stock reserved for future issuance	2,045,634	1,731,658
Convertible promissory note payable to CAA
Class of Stock [Line Items]
Common stock reserved for future issuance		290,563
Unit purchase options
Class of Stock [Line Items]
Common stock reserved for future issuance	379,486